T. ROWE PRICE REAL ESTATE FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 98.8%
REAL ESTATE 98.8%
AGRICULTURE/LAND 1.3%
Rayonier, REIT	604,200	14,229
Weyerhaeuser, REIT	492,976	8,356
		22,585
APARTMENT RESIDENTIAL 27.6%
American Campus Communities, REIT	2,123,649	58,931
AvalonBay Communities, REIT	846,965	124,648
Camden Property Trust, REIT	1,207,739	95,701
Equity LifeStyle Properties, REIT	573,000	32,936
Equity Residential, REIT	1,562,743	96,437
Essex Property Trust, REIT	330,262	72,737
		481,390
DIVERSIFIED 3.1%
Alexander & Baldwin, REIT	687,526	7,714
JBG SMITH Properties, REIT	1,458,810	46,434
		54,148
HEALTHCARE 11.6%
Alexandria Real Estate Equities, REIT	573,388	78,589
Healthcare Realty Trust, REIT	2,222,369	62,071
Healthcare Trust of America, Class A, REIT	1,721,627	41,801
Welltower, REIT	445,200	20,381
		202,842
INDUSTRIAL 19.7%
EastGroup Properties, REIT	365,517	38,189
First Industrial Realty Trust, REIT	273,540	9,090
Prologis, REIT	2,380,355	191,309
PS Business Parks, REIT	202,335	27,420
Rexford Industrial Realty, REIT	729,300	29,909
Terreno Realty, REIT	919,970	47,609
		343,526

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ESTATE FUND

	Shares	$ Value
(Cost and value in $000s)

LODGING/LEISURE 5.4%
Hilton Worldwide Holdings	439,445	29,988
Host Hotels & Resorts, REIT	2,713,972	29,962
Pebblebrook Hotel Trust, REIT	379,344	4,131
Sunstone Hotel Investors, REIT	3,480,301	30,313
		94,394
OFFICE 14.0%
Boston Properties, REIT	169,004	15,587
Douglas Emmett, REIT	2,410,706	73,551
Highwoods Properties, REIT	682,212	24,164
Hudson Pacific Properties, REIT	1,470,078	37,281
Kilroy Realty, REIT	381,374	24,294
Paramount Group, REIT	327,532	2,882
SL Green Realty, REIT	1,043,616	44,980
Vornado Realty Trust, REIT	577,780	20,921
		243,660
REGIONAL MALL 2.6%
Simon Property Group, REIT	826,054	45,317
		45,317
SELF STORAGE 8.7%
CubeSmart, REIT	1,694,043	45,383
Public Storage, REIT	533,300	105,919
		151,302
SHOPPING CENTER 4.8%
Acadia Realty Trust, REIT	1,790,370	22,183
Federal Realty Investment Trust, REIT	330,838	24,684
Regency Centers, REIT	726,916	27,935
Urban Edge Properties, REIT	1,028,488	9,061
		83,863
Total Real Estate		1,723,027
Total Common Stocks (Cost $1,060,752)		1,723,027

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ESTATE FUND

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 0.95% (1)(2)	17,624,548	17,625
Total Short-Term Investments (Cost $17,625)		17,625
Total Investments in Securities 99.8%
(Cost $1,078,377)		$1,740,652
Other Assets Less Liabilities 0.2%		3,035
Net Assets 100.0%		$1,743,687

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Seven-day yield
(2)	Affiliated Companies
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ESTATE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$98	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
T. Rowe Price Government
Reserve Fund	$33,387	¤	¤	$17,625	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $98 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,625.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ESTATE FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Real Estate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE REAL ESTATE FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On March 31, 2020, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.